CONVERTIBLE NOTES (Tables)	9 Months Ended
Apr. 30, 2018
Debt Disclosure [Abstract]
Schedule of intrinsic value of the conversion option to convert the liability into equity of the group
Nominal value of the convertible promissory notes issued	$350,000
Beneficial conversion feature allocated to additional paid in capital	(350,000)
Liability component as at date of issue	-
Accrued interest and accretion to April 30, 2018	24,063
Liability component as at April 30, 2018	$24,063